Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Provision for Income Taxes

The provision for income taxes for the year ended December 31, 2020 and 2019, consisted of the following:

	2020	2019
Current
Federal	$—	$—
State	8	50

	8	50
Deferred
Federal	—	—
State	—	—

Total deferred	—	—

Total provision	$8	$50

Schedule of Deferred Tax Assets and Liabilities

As of December 31, 2020 and 2019, the Company’s net deferred tax liabilities consisted of the following:

	2020	2019
Net operating losses	$41,170	$24,733
Provision for doubtful accounts	498	469
Inventory reserves	86	48
Accrued expenses	804	35
Warrant expense	4	26
Deferred revenue	1	181
Stock-based compensation	139	110
Intangible assets	280	298
Convertible notes	593	—
Charitable contributions	4	4
Credits	343	343

Total deferred tax assets before valuation allowance	43,922	26,247
Valuation allowance	(41,787)	(25,346)

Deferred tax assets net of valuation allowance	2,135	901
Deferred commissions	(176)	(42)
Unrealized FX gain/loss	(6)	—
Fixed assets	(1,953)	(859)

Total deferred tax liabilities	(2,135)	(901)

Deferred tax liabilities, net	$—	$—

Schedule of Reconciliation of Effective Tax Rate to Statutory Federal Rate

The reconciliation of the Company’s effective tax rate to the statutory federal rate is as follows:

	2020		2019
	$	%	$	%
Federal statutory rate	$(13,857)	21.00%	$(10,544)	21.00%
Permanent items	338	(0.51)	1,009	(2.01)
State and local taxes, net of federal taxes	(3,560)	5.39	(2,497)	4.97
Deferred rate changes	(17)	0.03	(21)	0.04
Valuation allowance	16,441	(24.91)	12,063	(24.02)
Other	663	(1.00)	40	(0.08)

Effective tax rate	$8	—%	$50	(0.10)%